Document And Entity Information	Oct. 07, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Document Period End Date	Oct. 07, 2026
Entity Registrant Name	RICHARDSON ELECTRONICS, LTD.
Entity Central Index Key	0000355948
Entity Emerging Growth Company	false
Entity File Number	0-12906
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	36-2096643
Entity Address, Address Line One	40W267 Keslinger Road
Entity Address, Address Line Two	P.O. Box 393
Entity Address, City or Town	LaFox
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60147-0393
City Area Code	(630)
Local Phone Number	208-2200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, $0.05 Par Value per share
Trading Symbol	RELL
Security Exchange Name	NASDAQ
Amendment Description	This Amendment No. 1 on Form 8-K/A (this “Amendment”) is being filed by Richardson Electronics, Ltd. (the “Company”) solely to correct an error in the submission header of the original Form 8-K filed with the Securities and Exchange Commission on October 7, 2026 (the “Original Filing”). The submission header of the Original Filing incorrectly listed the Item 2.02 Results of Operations and Financial Condition as Item 2.01 Completion of Acquisition or Disposition of Assets.This Amendment corrects that administrative header item. No changes have been made to the financial statements, disclosures, or any other information contained in the Original Filing. This Amendment does not reflect events occurring after the date of the Original Filing.